DEFERRED POLICY ACQUISITION COSTS, DEFERRED SALES INDUCEMENTS AND VALUE OF BUSINESS ACQUIRED - Schedule of Rollforward of Deferred Acquisition Costs and Value of Business Acquired (Details) - USD ($)
$ in Millions
	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Sep. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
DAC:
Balance, beginning of period		$ 867	$ 1,376	$ 1,702
Additions			784	575
Derecognition				(1,129)
Amortization			(292)	(281)
Net change			492	(835)
Balance, end of period	$ 1,868		1,868	867
DSI:
Balance, beginning of period		102	393	257
Additions			348	96
Derecognition				(246)
Amortization			(19)	(5)
Net change			329	(155)
Balance, end of period	722		722	102
VOBA asset:
Balance, beginning of period		9,570	8,927	509
Acquisition from business combination				9,276
Amortization			(391)	(215)
Net change			(391)	9,061
Balance, end of period	8,536		8,536	9,570
Total DAC, DSI and VOBA asset	11,126		11,126	10,539
American Equity Investment Life Holdings
VOBA asset:
Measurement period adjustment	45	45
Annuities
DAC:
Balance, beginning of period		406	886	1,314
Additions			511	257
Derecognition				(1,129)
Amortization			(47)	(36)
Net change			464	(908)
Balance, end of period	1,350		1,350	406
DSI:
Balance, beginning of period		102	393	257
Additions			348	96
Derecognition				(246)
Amortization			(19)	(5)
Net change			329	(155)
Balance, end of period	722		722	102
VOBA asset:
Balance, beginning of period		9,182	8,838	40
Acquisition from business combination				9,276
Amortization			(381)	(134)
Net change			(381)	9,142
Balance, end of period	8,457		8,457	9,182
Total DAC, DSI and VOBA asset	10,529		10,529	9,690
P&C
DAC:
Balance, beginning of period		197	184	171
Additions			228	261
Derecognition				0
Amortization			(229)	(235)
Net change			(1)	26
Balance, end of period	183		183	197
DSI:
Balance, beginning of period		0	0	0
Additions			0	0
Derecognition				0
Amortization			0	0
Net change			0	0
Balance, end of period	0		0	0
VOBA asset:
Balance, beginning of period		98	27	168
Acquisition from business combination				0
Amortization			(8)	(70)
Net change			(8)	(70)
Balance, end of period	19		19	98
Total DAC, DSI and VOBA asset	202		202	295
Life Insurance
DAC:
Balance, beginning of period		264	306	217
Additions			45	57
Derecognition				0
Amortization			(16)	(10)
Net change			29	47
Balance, end of period	335		335	264
DSI:
Balance, beginning of period		0	0	0
Additions			0	0
Derecognition				0
Amortization			0	0
Net change			0	0
Balance, end of period	0		0	0
VOBA asset:
Balance, beginning of period		$ 290	62	301
Acquisition from business combination				0
Amortization			(2)	(11)
Net change			(2)	(11)
Balance, end of period	60		60	290
Total DAC, DSI and VOBA asset	$ 395		$ 395	$ 554